Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Asset-Backed Security - 0.0%
Pepper SPARKZ Trust No. 2, 30 Day Australian Bank Bill Rate + 1.5500%,
1.5661%, 10/16/27
‡
(cost $195,950) AUD 265,303 $ 187,573
Corporate Bonds - 82.1%
Basic Materials - 1.6%
Ecolab, Inc., 0.9000%, 12/15/23 $ 6,500,000 6,446,236
Ecolab, Inc., 1.6500%, 2/1/27 7,500,000 7,362,482
Georgia-Pacific LLC, 0.6250%, 5/15/24 (144A) 28,760,000 28,042,575
41,851,293
Communications - 4.8%
Alphabet, Inc., 0.4500%, 8/15/25 17,460,000 16,729,077
Amazon.com, Inc., 0.4500%, 5/12/24 16,050,000 15,703,264
Amazon.com, Inc., 0.8000%, 6/3/25 9,900,000 9,614,915
AT&T, Inc., 0.9000%, 3/25/24 25,530,000 25,061,990
eBay, Inc., 1.9000%, 3/11/25 9,700,000 9,649,589
eBay, Inc., 1.4000%, 5/10/26 6,630,000 6,402,808
Optus Finance Pty. Ltd., 4.0000%, 6/17/22 AUD 5,250,000 3,746,919
Optus Finance Pty. Ltd., 3.2500%, 8/23/22 4,500,000 3,217,078
Optus Finance Pty. Ltd., 3.2500%, 9/6/23 750,000 543,905
Optus Finance Pty. Ltd., 1.6000%, 7/1/25 700,000 483,922
Spark Finance Ltd., 2.6000%, 3/18/30 720,000 488,565
Verizon Communications, Inc., 90 Day Australian Bank Bill Rate + 1.2200%,
1.2649%, 2/17/23
‡
7,240,000 5,136,437
Verizon Communications, Inc., 3.5000%, 2/17/23 2,170,000 1,567,647
Verizon Communications, Inc., 0.7500%, 3/22/24 $ 4,700,000 4,625,674
Verizon Communications, Inc., 0.8500%, 11/20/25 13,470,000 12,908,347
Verizon Communications, Inc., 1.4500%, 3/20/26 4,700,000 4,587,176
Walt Disney Co. (The), 1.7500%, 8/30/24 3,470,000 3,477,279
123,944,592
Consumer, Cyclical - 8.8%
7-Eleven, Inc., 0.6250%, 2/10/23 (144A) 3,350,000 3,332,781
American Honda Finance Corp., 0.8750%, 7/7/23 1,665,000 1,654,282
American Honda Finance Corp., 0.5500%, 7/12/24 8,190,000 7,973,874
BMW US Capital LLC, 0.7500%, 8/12/24 (144A) 4,500,000 4,396,862
BMW US Capital LLC, 1.2500%, 8/12/26 (144A) 6,450,000 6,231,490
CK Hutchison International 21 Ltd., 1.5000%, 4/15/26 (144A) 15,780,000 15,326,685
Daimler Finance North America LLC, 0.7500%, 3/1/24 (144A) 19,060,000 18,705,699
General Motors Financial Co., Inc., 1.7000%, 8/18/23 1,000,000 1,000,227
General Motors Financial Co., Inc., 1.0500%, 3/8/24 10,125,000 9,962,207
General Motors Financial Co., Inc., 1.2000%, 10/15/24 8,650,000 8,454,754
Home Depot, Inc. (The), 0.9000%, 3/15/28 11,325,000 10,566,904
Home Depot, Inc. (The), 1.5000%, 9/15/28 2,800,000 2,687,662
Hyundai Capital America, 1.2500%, 9/18/23 (144A) 4,270,000 4,230,881
Hyundai Capital America, 0.8000%, 1/8/24 (144A) 9,050,000 8,851,507
Hyundai Capital America, 0.8750%, 6/14/24 (144A) 6,660,000 6,487,490
Hyundai Capital America, 1.0000%, 9/17/24 (144A) 8,000,000 7,772,611
McDonald's Corp., 90 Day Australian Bank Bill Rate + 1.1300%, 1.1850%, 3/8/24
‡
AUD 1,390,000 988,693
McDonald's Corp., 3.0000%, 3/8/24 5,950,000 4,296,802
McDonald's Corp., 3.1250%, 3/4/25 CAD 17,080,000 13,778,153
Mercedes-Benz Australia, 2.5000%, 3/20/22 AUD 6,870,000 4,852,994
Mercedes-Benz Australia, 0.7500%, 1/22/24 390,000 269,646
Stellantis Finance US, Inc., 1.7110%, 1/29/27 (144A) $ 21,842,000 21,023,249
Toyota Motor Corp., 0.6810%, 3/25/24 2,700,000 2,658,554
Toyota Motor Credit Corp., 0.4500%, 1/11/24 12,250,000 12,020,928
Toyota Motor Credit Corp., 0.5000%, 6/18/24 11,500,000 11,215,015

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Cyclical - (continued)
Toyota Motor Credit Corp., 1.8000%, 2/13/25 $ 7,600,000 $ 7,609,052
Volkswagen Financial Services Australia Pty. Ltd., 3.3000%, 2/28/22 AUD 3,140,000 2,216,733
Volkswagen Financial Services Australia Pty. Ltd., 3.1000%, 4/17/23 1,100,000 791,551
Volkswagen Financial Services Australia Pty. Ltd., 1.4000%, 8/25/25 5,870,000 4,008,756
Volkswagen Group of America Finance LLC, 2.9000%, 5/13/22 (144A) $ 2,400,000 2,414,702
Volkswagen Group of America Finance LLC, 0.8750%, 11/22/23 (144A) 13,000,000 12,806,629
Walmart, Inc., 1.0500%, 9/17/26 12,800,000 12,390,685
230,978,058
Consumer, Non-cyclical - 8.4%
Avery Dennison Corp., 0.8500%, 8/15/24 6,450,000 6,296,723
Boston Scientific Corp., 3.4500%, 3/1/24 3,200,000 3,313,852
Boston Scientific Corp., 3.7500%, 3/1/26 875,000 924,946
Cardinal Health, Inc., 3.0790%, 6/15/24 21,000,000 21,538,467
Centene Corp., 4.2500%, 12/15/27 13,229,000 13,550,994
Conagra Brands, Inc., 0.5000%, 8/11/23 4,500,000 4,431,419
ConnectEast Finance Pty. Ltd., 3.4000%, 3/25/26 AUD 1,600,000 1,162,793
CVS Health Corp., 4.7500%, 12/1/22 $ 5,300,000 5,413,415
CVS Health Corp., 3.3750%, 8/12/24 7,485,000 7,757,328
CVS Health Corp., 2.6250%, 8/15/24 3,915,000 3,993,513
Hershey Co. (The), 0.9000%, 6/1/25 7,906,000 7,706,429
Hershey Co. (The), 2.3000%, 8/15/26 4,094,000 4,190,662
Hormel Foods Corp., 0.6500%, 6/3/24 5,500,000 5,382,764
Humana, Inc., 0.6500%, 8/3/23 9,750,000 9,623,530
Humana, Inc., 1.3500%, 2/3/27 4,550,000 4,308,883
Johnson & Johnson, 0.5500%, 9/1/25 23,690,000 22,701,170
Lonsdale Finance Pty. Ltd., 2.4500%, 11/20/26 AUD 4,210,000 2,920,491
Lonsdale Finance Pty. Ltd., 2.1000%, 10/15/27 650,000 437,919
Mars, Inc., 2.7000%, 4/1/25 (144A) $ 4,295,000 4,415,368
Mondelez International Holdings Netherlands BV, 0.7500%, 9/24/24 (144A) 5,775,000 5,605,346
Mondelez International, Inc., 3.2500%, 3/7/25 CAD 4,100,000 3,308,305
Nestle Holdings, Inc., 0.3750%, 1/15/24 (144A) $ 12,070,000 11,805,595
PerkinElmer, Inc., 0.5500%, 9/15/23 4,550,000 4,488,753
PerkinElmer, Inc., 0.8500%, 9/15/24 23,550,000 22,878,022
Thermo Fisher Scientific, Inc., 0.7970%, 10/18/23 13,950,000 13,807,712
Thermo Fisher Scientific, Inc., 1.2150%, 10/18/24 13,950,000 13,749,544
Unilever Capital Corp., 0.6260%, 8/12/24 6,550,000 6,374,965
WSO Finance Pty. Ltd., 3.5000%, 7/14/23 AUD 3,290,000 2,373,133
WSO Finance Pty. Ltd., 4.5000%, 3/31/27 910,000 697,435
WSO Finance Pty. Ltd., 4.5000%, 9/30/27 5,000,000 3,865,705
219,025,181
Diversified - 0.4%
CK Hutchison International 17 II Ltd., 2.7500%, 3/29/23 (144A) $ 1,200,000 1,215,696
CK Hutchison International 17 Ltd., 2.8750%, 4/5/22 4,220,000 4,230,001
CK Hutchison International 19 Ltd., 3.2500%, 4/11/24 (144A) 5,700,000 5,881,146
11,326,843
Energy - 1.3%
Harvest Operations Corp., 4.2000%, 6/1/23 200,000 206,620
Harvest Operations Corp., 4.2000%, 6/1/23 (144A) 2,900,000 2,995,990
Harvest Operations Corp., 1.0000%, 4/26/24 (144A) 6,150,000 6,058,611
SA Global Sukuk Ltd., 0.9460%, 6/17/24 (144A) 6,550,000 6,388,870
Sinopec Capital 2013 Ltd., 3.1250%, 4/24/23 260,000 264,386
Sinopec Group Overseas Development 2018 Ltd., 3.7500%, 9/12/23 600,000 620,694
Sinopec Group Overseas Development 2018 Ltd., 3.7500%, 9/12/23 (144A) 5,000,000 5,172,449

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Energy - (continued)
Sinopec Group Overseas Development 2018 Ltd., 2.5000%, 8/8/24 (144A) $ 3,500,000 $ 3,557,079
Sinopec Group Overseas Development 2018 Ltd., 2.5000%, 11/12/24 (144A) 2,300,000 2,341,896
Sinopec Group Overseas Development 2018 Ltd., 1.4500%, 1/8/26 (144A) 5,500,000 5,359,250
32,965,845
Financial - 43.5%
AAI Ltd., 90 Day Australian Bank Bill Rate + 3.2000%, 3.2693%, 10/6/42
‡
AUD 7,170,000 5,128,325
AerCap Ireland Capital DAC, 1.6500%, 10/29/24 $ 14,625,000 14,363,426
AerCap Ireland Capital DAC, 1.7500%, 10/29/24 16,000,000 15,743,789
AerCap Ireland Capital DAC, 1.7500%, 1/30/26 8,100,000 7,784,616
AerCap Ireland Capital DAC, 3.6500%, 7/21/27 3,095,000 3,178,549
Agricultural Bank of China Ltd., 0.8500%, 1/19/24 9,985,000 9,816,486
Air Lease Corp., 0.8000%, 8/18/24 16,150,000 15,631,057
Air Lease Corp., 1.8750%, 8/15/26 6,235,000 5,976,956
ANZ New Zealand Int'l Ltd., 3.4000%, 3/19/24 (144A) 1,000,000 1,036,980
ANZ New Zealand Int'l Ltd., 1.2500%, 6/22/26 (144A) 13,900,000 13,400,046
Athene Global Funding, 0.9140%, 8/19/24 (144A) 13,850,000 13,510,704
Athene Global Funding, 1.7160%, 1/7/25 (144A) 15,460,000 15,269,347
Athene Global Funding, 1.6080%, 6/29/26 (144A) 23,035,000 22,241,463
Australia & New Zealand Banking Group Ltd., 5-year AUD Swap Offer Rate +
1.8500%, 4.7500%, 5/13/27
‡
AUD 3,170,000 2,258,220
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
2.0000%, 2.0750%, 7/26/29
‡
390,000 281,480
Australia & New Zealand Banking Group Ltd., US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 1.2880%, 2.9500%, 7/22/30 (144A)
‡
$ 23,781,000 23,951,748
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
1.8500%, 1.8991%, 2/26/31
‡
AUD 150,000 107,431
Aviation Capital Group LLC, 1.9500%, 1/30/26 (144A) $ 12,640,000 12,147,735
Aviation Capital Group LLC, 1.9500%, 9/20/26 (144A) 15,250,000 14,535,742
Banco Santander SA, US Treasury Yield Curve Rate T Note Constant Maturity 1
Year + 0.9000%, 1.7220%, 9/14/27
‡
6,400,000 6,135,791
Bank of America Corp., SOFR + 1.4600%, 1.4860%, 5/19/24
‡
3,000,000 2,997,124
Bank of America Corp., ICE LIBOR USD 3 Month + 0.9700%, 3.4580%, 3/15/25
‡
2,950,000 3,042,740
Bank of America Corp., SOFR + 0.9100%, 0.9810%, 9/25/25
‡
18,155,000 17,674,858
Bank of America Corp., 0.6000%, 1/26/26
Ç
2,000,000 1,883,399
Bank of America Corp., SOFR + 0.9100%, 1.6580%, 3/11/27
‡
18,570,000 18,028,859
Bank of America Corp., SOFR + 0.9600%, 1.7340%, 7/22/27
‡
6,650,000 6,449,810
Bank of China Ltd., 5.0000%, 11/13/24 4,537,000 4,888,630
Bank of Queensland Ltd., 90 Day Australian Bank Bill Rate + 1.8500%,
1.9117%, 5/1/28
‡
AUD 19,500,000 13,883,669
Bank of Queensland Ltd., 90 Day Australian Bank Bill Rate + 1.6000%,
1.6750%, 7/29/31
‡
2,950,000 2,071,860
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
2.4976%, 11/30/28
‡
24,600,000 17,791,899
Charles Schwab Corp. (The), 0.7500%, 3/18/24 $ 14,200,000 13,982,997
Charles Schwab Corp. (The), 1.1500%, 5/13/26 16,500,000 15,985,135
Charter Hall Exchange Finance Pty. Ltd., 2.3170%, 9/25/30 AUD 3,800,000 2,480,737
Charter Hall LWR Pty. Ltd., 2.0860%, 3/3/28 470,000 309,034
Citigroup, Inc., SOFR + 0.6690%, 0.9810%, 5/1/25
‡
$ 11,470,000 11,227,570
Citigroup, Inc., SOFR + 2.8420%, 3.1060%, 4/8/26
‡
100,000 102,549
Citigroup, Inc., SOFR + 0.7650%, 1.1220%, 1/28/27
‡
23,750,000 22,658,620
Citigroup, Inc., SOFR + 0.7700%, 1.4620%, 6/9/27
‡
16,950,000 16,265,261
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.1300%,
1.1963%, 1/11/24
‡
AUD 200,000 143,048
Commonwealth Bank of Australia, 3.3500%, 6/4/24 $ 7,289,000 7,581,843

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Commonwealth Bank of Australia, 1.1250%, 6/15/26 (144A) $ 19,400,000 $ 18,685,200
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.8000%,
1.8618%, 9/10/30
‡
AUD 2,500,000 1,793,276
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.3200%,
1.3672%, 8/20/31
‡
24,700,000 17,328,957
Cooperatieve Rabobank UA, 0.3750%, 1/12/24 $ 12,200,000 11,962,644
Cooperatieve Rabobank UA, 2.6250%, 7/22/24 (144A) 1,000,000 1,019,736
Cooperatieve Rabobank UA, 1.3750%, 1/10/25 3,590,000 3,555,957
Cooperatieve Rabobank UA, US Treasury Yield Curve Rate T Note Constant
Maturity 1 Year + 1.0000%, 1.3390%, 6/24/26 (144A)
‡
5,400,000 5,249,752
Cooperatieve Rabobank UA, US Treasury Yield Curve Rate T Note Constant
Maturity 1 Year + 0.7300%, 1.9800%, 12/15/27 (144A)
‡
3,500,000 3,432,957
DBS Group Holdings Ltd., 1.1690%, 11/22/24 (144A) 15,000,000 14,760,914
DBS Group Holdings Ltd., 90 Day Australian Bank Bill Rate + 1.5800%,
1.6450%, 3/16/28
‡
AUD 26,020,000 18,498,432
DBS Group Holdings Ltd., USD ICE Swap Rate 5 Year + 1.5900%,
4.5200%, 12/11/28 (144A)
‡
$ 3,600,000 3,765,895
DBS Group Holdings Ltd., USD ICE Swap Rate 5 Year + 1.5900%,
4.5200%, 12/11/28
‡
3,270,000 3,420,688
DEXUS Finance Pty. Ltd., 4.2000%, 11/9/22 AUD 3,000,000 2,168,135
Dexus Wholesale Property Fund, 4.7500%, 6/16/25 2,590,000 1,960,375
Equinix , Inc., 1.2500%, 7/15/25 $ 240,000 232,639
Equinix , Inc., 1.4500%, 5/15/26 16,690,000 16,094,402
GAIF Bond Issuer Pty. Ltd., 3.4000%, 9/30/26 4,289,000 4,497,575
GAIF Bond Issuer Pty. Ltd., 3.4000%, 9/30/26 (144A) 3,390,000 3,554,856
General Property Trust, 3.5910%, 11/7/23 AUD 1,500,000 1,091,979
General Property Trust, 3.6725%, 9/19/24 2,200,000 1,615,158
Goldman Sachs Group, Inc. (The), SOFR + 0.5050%, 0.6570%, 9/10/24
‡
$ 18,775,000 18,468,708
Goldman Sachs Group, Inc. (The), SOFR + 0.7300%, 1.7570%, 1/24/25
‡
5,200,000 5,179,871
Goldman Sachs Group, Inc. (The), 3.5000%, 4/1/25 6,680,000 6,935,593
Goldman Sachs Group, Inc. (The), ICE LIBOR USD 3 Month + 1.2010%,
3.2720%, 9/29/25
‡
2,575,000 2,650,155
Goldman Sachs Group, Inc. (The), SOFR + 0.8180%, 1.5420%, 9/10/27
‡
18,775,000 17,936,902
GPT Wholesale Shopping Centre Fund No. 1, 3.9930%, 9/11/24 AUD 5,780,000 4,212,757
GTA Finance Co. Pty. Ltd., 2.2000%, 8/26/27 530,000 356,535
HSBC Holdings plc, SOFR + 0.5340%, 0.7320%, 8/17/24
‡
$ 6,390,000 6,286,291
HSBC Holdings plc, SOFR + 0.5800%, 1.1620%, 11/22/24
‡
11,300,000 11,148,107
HSBC Holdings plc, SOFR + 0.7075%, 0.9760%, 5/24/25
‡
10,000,000 9,763,729
ICBCIL Finance Co. Ltd., 3.6500%, 3/5/22 1,980,000 1,983,089
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
2.5121%, 12/15/36
‡
AUD 7,540,000 5,487,676
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.1000%,
2.1621%, 6/15/44
‡
17,350,000 12,379,770
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.3500%,
2.4121%, 6/15/45
‡
6,730,000 4,857,817
JPMorgan Chase & Co., SOFR + 0.5400%, 0.8240%, 6/1/25
‡
$ 7,560,000 7,372,019
JPMorgan Chase & Co., SOFR + 0.5800%, 0.9690%, 6/23/25
‡
12,000,000 11,713,540
JPMorgan Chase & Co., SOFR + 1.1600%, 2.3010%, 10/15/25
‡
390,000 392,335
JPMorgan Chase & Co., SOFR + 0.8000%, 1.0450%, 11/19/26
‡
21,170,000 20,198,265
JPMorgan Chase & Co., SOFR + 0.6950%, 1.0400%, 2/4/27
‡
10,000,000 9,503,273
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 3.2500%,
3.3079%, 3/7/22
‡
AUD 8,300,000 5,857,835
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.6000%,
2.6550%, 3/6/23
‡
2,600,000 1,843,468

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.3500%,
2.3991%, 2/26/24
‡
AUD 9,440,000 $ 6,686,934
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
2.5204%, 3/17/25
‡
2,780,000 1,970,582
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.5500%,
2.5950%, 5/25/26
‡
10,800,000 7,675,577
Lloyds Banking Group plc, 90 Day Australian Bank Bill Rate + 1.3000%,
1.3650%, 3/20/23
‡
3,310,000 2,354,122
Lloyds Banking Group plc, 3.6500%, 3/20/23 1,500,000 1,086,795
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 1.1000%, 1.3260%, 6/15/23
‡
$ 9,300,000 9,300,779
Lloyds Banking Group plc, ICE LIBOR USD 3 Month + 0.8100%,
2.9070%, 11/7/23
‡
3,400,000 3,438,482
Lloyds Banking Group plc, 3.9000%, 11/23/23 AUD 3,850,000 2,825,861
Lloyds Banking Group plc, 3.9000%, 3/12/24 $ 4,880,000 5,087,960
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 0.5500%, 0.6950%, 5/11/24
‡
5,700,000 5,637,844
Macquarie Bank Ltd., 2.3000%, 1/22/25 (144A) 12,840,000 12,971,375
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 2.9000%,
2.9450%, 5/28/30
‡
AUD 19,800,000 14,579,612
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 1.5500%,
1.6204%, 6/17/31
‡
11,000,000 7,733,817
Macquarie Group Ltd., SOFR + 0.6940%, 1.2010%, 10/14/25 (144A)
‡
$ 9,700,000 9,471,703
Macquarie Group Ltd., SOFR + 0.9100%, 1.6290%, 9/23/27 (144A)
‡
12,000,000 11,530,754
Morgan Stanley, SOFR + 0.5250%, 0.7900%, 5/30/25
‡
17,600,000 17,141,008
Morgan Stanley, SOFR + 0.5600%, 1.1640%, 10/21/25
‡
11,000,000 10,720,981
Morgan Stanley, SOFR + 0.8790%, 1.5930%, 5/4/27
‡
2,040,000 1,969,635
Morgan Stanley, SOFR + 0.8580%, 1.5120%, 7/20/27
‡
27,715,000 26,593,072
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 2.1500%,
2.1949%, 5/17/29
‡
AUD 12,420,000 8,977,420
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 1.7000%,
1.7400%, 11/18/30
‡
23,000,000 16,380,810
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 2.0200%,
2.0600%, 11/18/31
‡
9,240,000 6,670,668
Nordea Bank Abp , 1.0000%, 6/9/23 (144A) $ 6,700,000 6,673,878
Nordea Bank Abp , 0.7500%, 8/28/25 (144A) 9,000,000 8,659,411
Oversea-Chinese Banking Corp. Ltd., 4.2500%, 6/19/24 2,930,000 3,077,100
Oversea-Chinese Banking Corp. Ltd., 4.2500%, 6/19/24 (144A) 616,000 646,926
QIC Finance Shopping Center Fund Pty. Ltd., 3.7500%, 12/6/23 AUD 690,000 503,636
QIC Finance Shopping Center Fund Pty. Ltd., 90 Day Australian Bank Bill Rate +
1.2700%, 1.3163%, 8/15/25
‡
2,820,000 2,006,690
Royal Bank of Canada, 2.3520%, 7/2/24 CAD 20,200,000 15,970,039
Royal Bank of Canada, 2.5500%, 7/16/24 $ 190,000 193,504
Royal Bank of Canada, 1.1500%, 6/10/25 220,000 214,403
Royal Bank of Canada, 1.2000%, 4/27/26 13,630,000 13,135,198
Shopping Centres Australasia Property Retail Trust, 3.9000%, 6/7/24 AUD 4,600,000 3,382,442
Suncorp Group Ltd., 90 Day Australian Bank Bill Rate + 2.1500%,
2.2050%, 12/5/28
‡
15,890,000 11,443,877
Suncorp Group Ltd., 90 Day Australian Bank Bill Rate + 2.2500%,
2.3047%, 12/1/35
‡
5,000,000 3,607,539
Suncorp- Metway Ltd., 3.3000%, 4/15/24 (144A) $ 9,990,000 10,338,101
SVB Financial Group, 2.1000%, 5/15/28 13,370,000 13,060,382
Toronto-Dominion Bank (The), 0.5500%, 3/4/24 2,780,000 2,720,713
Toronto-Dominion Bank (The), 2.8500%, 3/8/24 CAD 16,840,000 13,461,142

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Toronto-Dominion Bank (The), 0.7000%, 9/10/24 $ 4,150,000 $ 4,046,446
Toronto-Dominion Bank (The), 1.1500%, 6/12/25 7,200,000 7,016,726
UBS AG, 0.3750%, 6/1/23 (144A) 9,950,000 9,830,342
UBS AG, 0.7000%, 8/9/24 (144A) 4,550,000 4,438,806
UBS Group AG, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year +
0.8500%, 1.4940%, 8/10/27 (144A)
‡
13,025,000 12,414,398
United Overseas Bank Ltd., USD Swap Semi 5 Year + 1.6540%,
2.8800%, 3/8/27
‡
5,145,000 5,152,460
United Overseas Bank Ltd., US Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 1.5000%, 3.7500%, 4/15/29 (144A)
‡
3,430,000 3,552,588
Vicinity Centres Trust, 3.5000%, 4/26/24 AUD 5,700,000 4,160,231
Vicinity Centres Trust, 90 Day Australian Bank Bill Rate + 1.4200%,
1.4818%, 6/27/25
‡
500,000 358,160
Vicinity Centres Trust, 4.0000%, 4/26/27 150,000 111,716
Wells Fargo & Co., SOFR + 1.6000%, 1.6540%, 6/2/24
‡
$ 20,480,000 20,491,929
Wells Fargo & Co., SOFR + 0.5100%, 0.8050%, 5/19/25
‡
6,570,000 6,407,535
Wells Fargo & Co., ICE LIBOR USD 3 Month + 0.7500%, 2.1640%, 2/11/26
‡
9,590,000 9,586,241
Wells Fargo & Co., 3.7000%, 7/27/26 AUD 18,000,000 13,243,300
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 0.9500%,
0.9949%, 11/16/23
‡
14,300,000 10,190,054
Westpac Banking Corp., 1.0190%, 11/18/24 $ 6,000,000 5,897,171
Westpac Banking Corp., 2.3500%, 2/19/25 1,800,000 1,830,115
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.4000%,
1.4449%, 2/16/28
‡
AUD 6,100,000 4,325,513
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.8000%,
1.8725%, 6/22/28
‡
15,800,000 11,287,154
Westpac Banking Corp., 5-year AUD Swap Offer Rate + 1.8300%,
4.3340%, 8/16/29
‡
13,722,000 10,120,483
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.9800%,
2.0250%, 8/27/29
‡
6,500,000 4,692,448
Westpac Banking Corp., US Treasury Yield Curve Rate T Note Constant Maturity 5
Year + 1.3500%, 2.8940%, 2/4/30
‡
$ 5,910,000 5,925,569
1,136,146,952
Industrial - 4.3%
Boeing Co. (The), 1.4330%, 2/4/24 19,418,000 19,215,960
Boeing Co. (The), 2.1960%, 2/4/26 8,569,000 8,422,762
Canadian Pacific Railway Co., 1.3500%, 12/2/24 9,875,000 9,744,388
Caterpillar Financial Services Corp., 0.4500%, 5/17/24 8,420,000 8,217,124
Caterpillar Financial Services Corp., 0.6000%, 9/13/24 1,950,000 1,899,685
Caterpillar Financial Services Corp., 2.1500%, 11/8/24 2,200,000 2,226,300
Caterpillar Financial Services Corp., 1.4500%, 5/15/25 4,600,000 4,553,798
Caterpillar Financial Services Corp., 0.8000%, 11/13/25 13,590,000 13,093,619
CNH Industrial Capital Australia Pty. Ltd., 2.1000%, 12/12/22 AUD 230,000 163,584
DAE Funding LLC, 1.5500%, 8/1/24 (144A) $ 3,450,000 3,360,199
John Deere Capital Corp., 0.4500%, 1/17/24 3,590,000 3,527,656
John Deere Capital Corp., 0.4500%, 6/7/24 11,650,000 11,365,049
John Deere Capital Corp., 0.6250%, 9/10/24 6,300,000 6,147,300
John Deere Capital Corp., 0.7000%, 1/15/26 6,080,000 5,832,512
Martin Marietta Materials, Inc., 0.6500%, 7/15/23 6,525,000 6,450,274
New Terminal Financing Co. Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.4500%,
1.5162%, 7/12/24
‡
AUD 8,980,000 6,318,849
Sydney Airport Finance Co. Pty. Ltd., 3.9000%, 3/22/23 $ 1,230,000 1,261,480
Sydney Airport Finance Co. Pty. Ltd., 3.9000%, 3/22/23 (144A) 1,000,000 1,025,594
112,826,133

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Technology - 5.3%
Apple, Inc., 2.4000%, 1/13/23 $ 5,100,000 $ 5,170,346
Apple, Inc., 0.7500%, 5/11/23 3,600,000 3,589,432
Apple, Inc., 1.8000%, 9/11/24 8,200,000 8,261,206
Apple, Inc., 0.5500%, 8/20/25 3,690,000 3,530,885
Apple, Inc., 0.7000%, 2/8/26 9,240,000 8,872,112
Broadcom, Inc., 1.9500%, 2/15/28 (144A) 28,036,000 26,747,166
Fiserv, Inc., 3.8000%, 10/1/23 21,820,000 22,571,229
Intuit, Inc., 0.6500%, 7/15/23 14,410,000 14,281,229
NVIDIA Corp., 0.5840%, 6/14/24 16,300,000 15,923,981
TSMC Arizona Corp., 1.7500%, 10/25/26 16,300,000 16,028,815
VMware, Inc., 1.0000%, 8/15/24 6,550,000 6,391,084
VMware, Inc., 1.4000%, 8/15/26 6,550,000 6,274,236
137,641,721
Utilities - 3.7%
Ausgrid Finance Pty. Ltd., 3.8500%, 5/1/23 (144A) 7,940,000 8,107,852
Ausgrid Finance Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.1000%,
1.1488%, 2/5/24
‡
AUD 370,000 262,291
Ausgrid Finance Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.2200%,
1.2950%, 10/30/24
‡
22,300,000 15,862,173
Ausgrid Finance Pty. Ltd., 3.7500%, 10/30/24 17,320,000 12,775,778
AusNet Services Holdings Pty. Ltd., 5.3750%, 7/2/24 4,400,000 3,342,394
Australian Gas Networks Ltd., 90 Day Australian Bank Bill Rate + 0.4200%,
0.4877%, 7/1/26
‡
3,000,000 2,062,654
ETSA Utilities Finance Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.0400%,
1.1015%, 12/13/23
‡
1,530,000 1,087,720
ETSA Utilities Finance Pty. Ltd., 3.5000%, 8/29/24 5,480,000 4,014,545
Korea East-West Power Co. Ltd., 3.8750%, 7/19/23 $ 200,000 206,940
Korea East-West Power Co. Ltd., 3.8750%, 7/19/23 (144A) 4,000,000 4,138,800
Korea East-West Power Co. Ltd., 1.7500%, 5/6/25 5,854,000 5,820,749
Korea Southern Power Co. Ltd., 90 Day Australian Bank Bill Rate + 0.9700%,
1.0450%, 10/30/24
‡
AUD 2,090,000 1,488,143
Network Finance Co. Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.2300%,
1.2949%, 12/6/24
‡
14,120,000 10,070,523
Network Finance Co. Pty. Ltd., 3.5000%, 12/6/24 1,300,000 949,111
Network Finance Co. Pty. Ltd., 2.2500%, 11/11/26 570,000 392,889
SGSP Australia Assets Pty. Ltd., 3.3000%, 4/9/23
Ç
$ 14,270,000 14,552,586
SGSP Australia Assets Pty. Ltd., 3.2500%, 7/29/26 200,000 208,293
United Energy Distribution Pty. Ltd., 90 Day Australian Bank Bill Rate + 0.9700%,
1.0150%, 2/7/23
‡
AUD 3,000,000 2,124,977
United Energy Distribution Pty. Ltd., 3.8500%, 10/23/24 6,130,000 4,554,309
United Energy Distribution Pty. Ltd., 2.2000%, 10/29/26 2,900,000 2,014,249
Victoria Power Networks Finance Pty. Ltd., 90 Day Australian Bank Bill Rate +
0.8000%, 0.8749%, 4/21/26
‡
100,000 70,558
Victoria Power Networks Finance Pty. Ltd., 4.0000%, 8/18/27 3,300,000 2,476,178
96,583,712
Total Corporate Bonds (cost $2,195,050,620) 2,143,290,330
Foreign Government Bonds - 2.9%
Kiwibank Ltd., 90 Day Australian Bank Bill Rate + 0.7000%, 0.7622%, 9/23/25
‡
16,880,000 11,972,399
Korea Hydro & Nuclear Power Co. Ltd., 3.7500%, 7/25/23 (144A) $ 8,050,000 8,312,868
Korea National Oil Corp., 0.8750%, 10/5/25 (144A) 6,500,000 6,224,075

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
New Zealand Government Bond, 0.5000%, 5/15/24 NZD 78,100,000 $ 49,422,734
Total Foreign Government Bonds (cost $78,750,213) 75,932,076
Mortgage-Backed Securities - 0.9%
Firstmac Mortgage Funding Trust No. 4 , 30 Day Australian Bank Bill Rate +
1.3000% , 1.3150% , 3/8/49
‡
AUD 2,700,000 1,913,578
La Trobe Financial Capital Markets Trust
30 Day Australian Bank Bill Rate + 2.3500%, 2.3643%, 3/12/50
‡
1,893,814 1,347,838
30 Day Australian Bank Bill Rate + 1.3500%, 1.3650%, 2/11/51
‡
396,197 281,185
30 Day Australian Bank Bill Rate + 1.8500%, 1.8650%, 2/11/51
‡
1,400,000 998,542
Liberty
30 Day Australian Bank Bill Rate + 1.6500%, 1.6650%, 10/10/49
‡
7,138,089 5,041,170
30 Day Australian Bank Bill Rate + 1.9000%, 1.9150%, 10/25/50
‡
1,148,938 815,991
Liberty SME , 30 Day Australian Bank Bill Rate + 1.4500% , 1.4650% , 7/10/50
‡
4,239,153 2,993,039
Pepper I-Prime Trust , 30 Day Australian Bank Bill Rate + 1.6500% ,
1.6650% , 11/23/49
‡
4,755,660 3,359,105
Pepper Residential Securities Trust
30 Day Australian Bank Bill Rate + 1.4000%, 1.4143%, 8/12/58
‡
161,267 113,812
ICE LIBOR USD 1 Month + 1.0000%, 1.1037%, 6/20/60 (144A)
‡
$ 728,233 729,381
30 Day Australian Bank Bill Rate + 2.2500%, 2.2650%, 8/18/60
‡
AUD 527,660 379,031
ICE LIBOR USD 1 Month + 0.9000%, 1.0033%, 11/18/60 (144A)
‡
$ 334,200 335,368
RedZed Trust , 30 Day Australian Bank Bill Rate + 2.4000% , 2.4150% , 3/9/50
‡
AUD 6,288,397 4,471,976
RESIMAC Premier , ICE LIBOR USD 1 Month + 0.8000% , 0.9041% , 11/10/49
(144A)
‡
$ 481,864 482,611
Total Mortgage-Backed Securities (cost $23,934,757) 23,262,627
Commercial Paper - 12.2%
AutoNation, Inc., 0.2400%, 2/1/22 (Section 4(2)) 14,600,000 14,599,876
Aviation Capital Group LLC, 0.2300%, 2/1/22 (Section 4(2)) 36,500,000 36,499,797
Cardinal Health, Inc., 0.1900%, 2/1/22 (Section 4(2)) 50,000,000 49,999,791
Centennial Energy Holdings, Inc., 0.2500%, 2/1/22 (Section 4(2)) 44,000,000 43,999,816
Conagra Brands, Inc., 0.2000%, 2/1/22 (Section 4(2)) 96,650,000 96,649,702
Energy Transfer LP, 0.3500%, 2/1/22 (Section 4(2)) 12,200,000 12,199,896
FMC Corp., 0.2500%, 2/1/22 (Section 4(2)) 13,000,000 12,999,837
Jabil, Inc., 0.3800%, 2/1/22 (Section 4(2)) 27,400,000 27,399,645
National Fuel Gas Co., 0.2800%, 2/1/22 (Section 4(2)) 12,600,000 12,599,947
Sinopec Century Bright Capital Investment America LLC, 0.2500%, 2/1/22
(Section 4(2)) 12,200,000 12,199,939
Total Commercial Paper (cost $319,150,000) 319,148,246
Total Investments (total cost $2,617,081,540 ) - 98.1% 2,561,820,852
Cash, Receivables and Other Assets, net of Liabilities - 1.9% 49,942,526
Net Assets - 100.0% $2,611,763,378
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 1,598,711,798 62.4%
Australia 507,248,581 19.9
United Kingdom 85,636,144 3.3
Canada 75,763,780 3.0
New Zealand 61,883,698 2.4
Singapore 52,875,003 2.1
Ireland 41,070,380 1.6
Cayman Islands 28,812,397 1.1

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2022

Summary of Investments by Country - (Long Positions) (unaudited) (continued)
Country Value
% of
Investment
Securities
South Korea $ 26,191,575 1.0%
China 23,923,087 0.9
Finland 15,333,289 0.6
Netherlands 15,307,791 0.6
Switzerland 12,414,398 0.5
Spain 6,135,791 0.2
Hong Kong 4,230,001 0.2
United Arab Emirates 3,360,199 0.1
Japan 2,658,554 0.1
Virgin Islands, British 264,386 0.0
Total $ 2,561,820,852 100.0%
Schedule of Forward Foreign Currency Exchange Contracts, Open
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and
Unrealized
Appreciation
(Depreciation)
Citibank N.A.
Australian Dollar 2/10/22 604,700,000 $ (449,220,141) $ 23,170,000
Australian Dollar 2/10/22 4,000,000 (2,944,684) 126,426
New Zealand Dollar 2/10/22 12,280,000 (8,341,099) 277,082
New Zealand Dollar 2/10/22 12,660,000 (8,543,378) 229,823
23,803,331
J.P. Morgan Chase Bank
Australian Dollar 2/10/22 5,000,000 (3,686,033) 163,210
Australian Dollar 2/10/22 15,000,000 (10,678,751) 110,283
Australian Dollar 2/10/22 6,800,000 (4,850,703) 59,665
Australian Dollar 2/10/22 2,000,000 (1,467,538) 58,409
Australian Dollar 2/10/22 (400,000) 288,146 (6,320)
Australian Dollar 2/10/22 (650,000) 469,705 (11,738)
Australian Dollar 2/10/22 (2,000,000) 1,447,546 (38,417)
Canadian Dollar 2/10/22 61,000,000 (49,009,092) 1,045,932
New Zealand Dollar 2/10/22 12,560,000 (8,741,334) 493,447
New Zealand Dollar 2/10/22 12,640,000 (8,588,247) 287,825
2,162,296
Morgan Stanley & Co.
Australian Dollar 2/10/22 2,900,000 (2,076,305) 33,068
Australian Dollar 2/10/22 (1,700,000) 1,211,583 (13,823)
Australian Dollar 2/10/22 (5,000,000) 3,568,763 (45,941)
Australian Dollar 2/10/22 (11,500,000) 8,249,496 (147,005)
New Zealand Dollar 2/10/22 12,560,000 (8,779,968) 532,080
New Zealand Dollar 2/10/22 12,600,000 (8,801,730) 527,575
885,954
Total $26,851,581

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2022

Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
Futures Sold:
U.S. Treasury 10 Year Notes 403 3/22/22 $ (51,571,406) $ 490,511
U.S. Treasury 2 Year Notes 4,225 3/31/22 (915,372,656) 6,927,944
U.S. Treasury 5 Year Notes 5,751 3/31/22 (685,537,172) 7,269,744
Total $14,688,199
Schedule of Centrally Cleared Interest Rate Swaps
Payments made by F und
Payments
received by
Fund
Payment
Frequency
Maturity
Date
Notional
Amount Value
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
0.9280% Fixed 1 Day SOFR Annually 1/26/24 145,500,000 USD $ 588,261 $ – $ 588,261
1 Day SOFR 1.5430% Fixed Annually 1/26/32 27,885,000 USD (136,564) – (136,564)
Total $451,697 $– $451,697
Average ending Monthly Value of Derivative Instruments During the Period Ended January 31, 2022
Derivative Value*
Forward foreign currency exchange contracts, purchased $10,611,281
Forward foreign currency exchange contracts, sold 577,108,663
Futures contracts, sold 1,719,995,203
Centrally Cleared Interest rate swaps, pay fixed rate/receive floating rate 48,500,000
Centrally Cleared Interest rate swaps, receive fixed rate/pay floating rate 9,295,000
* Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.
Futures contracts and centrally-cleared swaps are reported as the average ending monthly notional value.

Janus Henderson Short Duration Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2022

ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
SOFR Secured Overnight Financing Rate
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933, as amended. The total value of Section 4(2) securities as of the period ended January 31, 2022 is
$319,148,246, which represents 12.2% of net assets.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2022 is $516,975,728 which represents 19.8% of net assets.
‡ Variable or floating rate security. Rate shown is the current rate as of January 31, 2022. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

Janus Henderson Short Duration Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2022

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed Security $ — $ 187,573 $ —
Corporate Bonds — 2,143,290,330 —
Foreign Government Bonds — 75,932,076 —
Mortgage-Backed Securities — 23,262,627 —
Commercial Paper — 319,148,246 —
Total Investments in Securities $ — $ 2,561,820,852 $ —
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange Contracts $ — $ 27,114,825 $ —
Variation Margin Receivable on Centrally Cleared Swaps — 81,415 —
Variation Margin Receivable on Futures Contracts 72,135 — —
Total Other Financial Instruments $ 72,135 $ 27,196,240 $ —
Total Assets $ 72,135 $ 2,589,017,092 $ —
Liabilities
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange Contracts $ — $ 263,244 $ —
Total Liabilities $ — $ 263,244 $ —
(a) Other financial instruments include forward foreign currency exchange, futures and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date.

Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available.
Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation Procedures.
Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-25-70332 03-22